Reconciliation of the differences between basic and diluted EPS (Tables)	12 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Reconciliation of Differences between Basic and Diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2012, 2013 and 2014 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Net income (loss) attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	(455,038)	41,540	(128,369)

	Thousands of shares
Weighted-average shares outstanding	1,003,578	1,005,417	1,027,024
Effect of dilutive securities:
Stock acquisition rights	—	67	—
Zero coupon convertible bonds	—	65,308	—

Weighted-average shares for diluted EPS computation	1,003,578	1,070,792	1,027,024

	Yen
Basic EPS	(453.42)	41.32	(124.99)

Diluted EPS	(453.42)	38.79	(124.99)